PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Amounts recognized in other comprehensive income (loss) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	R$ (39,668)	R$ (469,955)	R$ (141,454)
Asset limitation effect	117,389	73,032	(168,457)
Total	77,924	(396,923)	(309,911)
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	(46,511)	(70,083)	114,556
Asset limitation effect	46,240	56,024	(128,320)
Total	(271)	(14,059)	(13,764)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	6,843	(399,872)	(256,010)
Asset limitation effect	71,149	17,008	(40,137)
Total	R$ 77,992	R$ (382,864)	R$ (296,147)